Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) [Line Items]
Balance at beginning of the year | ¥	¥ (8,366)
Additional allowance charged to expense | ¥	(106)		(8,366)
Balance at the end of the year	¥ (8,472)	$ (1,166)	¥ (8,366)
Previously Reported [Member]
Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) [Line Items]
Balance at beginning of the year		(1,178)
Additional allowance charged to expense		(15)
Balance at the end of the year		$ (1,193)